Revenue - Schedule of Revenue from Energy Supply (Parenthetical) (Details) - MW MW in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh	50,554	49,688	47,518